James Alpha Hedged High Income Portfolio Class A, Class C and Class I Shares | James Alpha Hedged High Income Portfolio
James Alpha Hedged High Income Portfolio

The Saratoga Advantage Trust

James Alpha Hedged High Income Portfolio

CLASS I SHARES	(Ticker: INCIX)
CLASS A SHARES	(Ticker: INCAX)
CLASS C SHARES	(Ticker: INCCX)

Supplement dated April 18, 2018 to the Prospectus Dated December 29, 2017 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

The tables in the section entitled “PORTFOLIO SUMMARY”, subsection “Fees and Expenses of the Portfolio” beginning on page 1 of the Prospectus are hereby deleted in their entirety and replaced with the information below, which reflects that the expense cap for Class I shares has been reduced from 1.99% to 1.85% (the expense caps for Class A and Class C shares remain unchanged).

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE	NONE	1.00%
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.70%	1.70%	1.70%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses	1.02%	1.00%	1.05%
Acquired Fund Fees and Expenses (1)	0.13%	0.13%	0.13%
Total Annual Portfolio Operating Expenses (before Expense Reduction/Reimbursement)	3.10%	2.83%	3.88%
Expense Reduction/Reimbursement	(0.58)%	(0.85)%	(0.76)%
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement) (2)	2.52%	1.98%	3.12%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(2)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.39%, 1.85%, and 2.99% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2018 (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$815	$1,426	$2,059	$3,752
Class I	$201	$797	$1,419	$3,096
Class C	$415	$1,114	$1,932	$4,057

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$815	$1,426	$2,059	$3,752
Class I	$201	$797	$1,419	$3,096
Class C	$315	$1,114	$1,932	$4,057

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - James Alpha Hedged High Income Portfolio Class A, Class C and Class I Shares - James Alpha Hedged High Income Portfolio	Class A Shares	Class I Shares	Class C Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	none	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none	none	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none	none	1.00%
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - James Alpha Hedged High Income Portfolio Class A, Class C and Class I Shares - James Alpha Hedged High Income Portfolio		Class A Shares	Class I Shares	Class C Shares
Management Fees		1.70%	1.70%	1.70%
Distribution and/or Service Rule 12b-1 Fees		0.25%	none	1.00%
Other Expenses		1.02%	1.00%	1.05%
Acquired Fund Fees and Expenses	[1]	0.13%	0.13%	0.13%
Total Annual Portfolio Operating Expenses (before Expense Reduction/Reimbursement)		3.10%	2.83%	3.88%
Expense Reduction/Reimbursement		(0.58%)	(0.85%)	(0.76%)
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement)	[2]	2.52%	1.98%	3.12%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.39%, 1.85%, and 2.99% of the Portfolio's average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2018 (each an "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

Expense Example - James Alpha Hedged High Income Portfolio Class A, Class C and Class I Shares - James Alpha Hedged High Income Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	815	1,426	2,059	3,752
Class I Shares	201	797	1,419	3,096
Class C Shares	415	1,114	1,932	4,057

IF YOU HELD YOUR SHARES
Expense Example, No Redemption - James Alpha Hedged High Income Portfolio Class A, Class C and Class I Shares - James Alpha Hedged High Income Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	815	1,426	2,059	3,752
Class I Shares	201	797	1,419	3,096
Class C Shares	315	1,114	1,932	4,057

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
James Alpha Hedged High Income Portfolio Class S Shares | James Alpha Hedged High Income Portfolio
James Alpha Hedged High Income Portfolio

The Saratoga Advantage Trust

James Alpha Hedged High Income Portfolio

CLASS S SHARES	(Ticker: INCSX)

Supplement dated April 18, 2018 to the Class S Shares Prospectus Dated December 29, 2017 (the “Prospectus”)

This supplement updates and supersedes any contrary information contained in the Prospectus.

The tables in the section entitled “PORTFOLIO SUMMARY”, subsection “Fees and Expenses of the Portfolio” on page 6 of the Prospectus are hereby deleted in their entirety and replaced with the information below, which reflects that the expense cap for Class S shares has been reduced from 1.99% to 1.85%.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.70%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses(1)	1.00%
Acquired Fund Fees and Expenses (2)	0.13%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.83%
Expense Reduction/Reimbursement	(0.85)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement) (3)	1.98%

(1)	Other Expenses are based on estimates for the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(3)	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio’s management fee payable to the Manager by the Portfolio on Class S assets, less any portion of such fee that is payable by the Manager to the Sub-Advisers, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.85% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2018 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$201	$797	$1,419	$3,096

The above Example reflects applicable reimbursement fee waiver/expense arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	James Alpha Hedged High Income Portfolio Class S Shares James Alpha Hedged High Income Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	James Alpha Hedged High Income Portfolio Class S Shares James Alpha Hedged High Income Portfolio Class S Shares
Management Fees	1.70%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	1.00%	[1]
Acquired Fund Fees and Expenses	0.13%	[2]
Total Annual Portfolio Operating Expenses (before Expense Reduction/Reimbursement)	2.83%
Expense Reduction/Reimbursement	(0.85%)
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement)	1.98%	[3]
[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[3]	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio's management fee payable to the Manager by the Portfolio on Class S assets, less any portion of such fee that is payable by the Manager to the Sub-Advisers, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.85% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2018 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
James Alpha Hedged High Income Portfolio Class S Shares | James Alpha Hedged High Income Portfolio | Class S Shares | USD ($)	201	797	1,419	3,096

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.